Annual Fund Operating Expenses - Investor Class and Class H - Biotechnology Fund	Aug. 01, 2021
Investor Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.45%
Class H
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.72%